CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Comprehensive Income (Loss), Net of Tax, Attributable to Parent [Abstract]
Net income (loss) including noncontrolling interests	$ 159.6	$ 82.6
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	266.9	(664.3)
Unrealized gain (loss) on derivative instruments	(19.7)	18.9
Reclassification of derivative (gain) loss to income	(2.4)	(1.4)
Pension and other postretirement benefit adjustments	0.0	(1.8)
Amortization of net prior service (benefit) cost and net actuarial (gain) loss to income	7.0	9.0
Ownership share of unconsolidated subsidiaries' other comprehensive income (loss)	4.8	2.2
Total other comprehensive income (loss), net of tax	256.6	(637.4)
Comprehensive income (loss)	416.2	(554.8)
Comprehensive (income) loss attributable to noncontrolling interests	(0.4)	(1.5)
Comprehensive income (loss) attributable to Molson Coors Brewing Company	$ 415.8	$ (556.3)